Financial Risk Management - Summary of Effect of Interest Rates (Detail) - Floating interest rate [member] - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of financial instruments by type of interest rate [line items]
100 bp decrease	€ (834)	€ (900)
100 bp increase	€ 834	€ 900